Cover	May 15, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 15, 2024
Entity File Number	000-56379
Entity Registrant Name	NEXT-ChemX Corporation
Entity Central Index Key	0001657045
Entity Tax Identification Number	32-0446353
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1980 Festival Plaza Drive
Entity Address, Address Line Two	Summerlin South
Entity Address, Address Line Three	300
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89135
City Area Code	(725)
Local Phone Number	867-0789
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	COMMON
Trading Symbol	CHMX